Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	15.00%
Defined Contribution Plan, Employer Contributions, Vesting Period	5 years
Defined Contribution Plan, Cost Recognized	$ 424	$ 398	$ 342
Defined Benefit Plan, Net Periodic Benefit Cost	43	44
Supplemental Employee Retirement Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	1,470	1,472
Pension and Other Postretirement Benefit Expense	120	116	115
Cash Surrender Value of Life Insurance	15,357	11,887
Multiemployer Plans, Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Benefit Expense	$ 14	$ 6
Defined Benefit Plan, Percentage of Plan Funded	105.00%
Defined Benefit Plan, Contribution Percentage	5.00%